Amounts receivable	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Amounts receivable [Text Block]

4) Amounts receivable

	December 31,	December 31,
	2021	2020
Trade receivables (note 20(b))	$22,144	$13,749
Current taxes recoverable - Brazil	1,154	5,214
Current taxes recoverable - Other	358	92
Other receivables	28	42
Total	$23,684	$19,097